Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 08, 2018
Registrant Name	Innovator ETFs Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Aug. 08, 2018
Document Effective Date	Aug. 08, 2018
Prospectus Date	Aug. 01, 2018
Innovator S&P 500 Power Buffer ETF - July | Innovator S&P 500 Power Buffer ETF - July
Prospectus:
Trading Symbol	PJUL
Innovator S&P 500 Ultra Buffer ETF - July | Innovator S&P 500 Ultra Buffer ETF - July
Prospectus:
Trading Symbol	UJUL